SHARE CAPITAL (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	481.3	479.0
Equity issuance	85.2	0.0
Issuance of flow-through common shares	1.9	0.0
Issuance of shares for share-based compensation	3.0	2.3
Outstanding, end of the year	571.4	481.3